Commitments and Contingencies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Supplier Concentration Risk [Member] | Single Supplier [Member] | Product Sales [Member]
Commitments and Contingencies [Line Items]
Concentration risk, percentage	98.00%	96.00%	96.00%	94.00%